FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of our company consists of debt, offset by cash and cash equivalents, exchangeable and class B shares, loans payable to Brookfield Infrastructure and share capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2022	2021
Non-recourse borrowings	$4,577	$3,556
Cash and cash equivalents	(445)	(469)
Net debt	4,132	3,087
Exchangeable and class B shares	3,426	4,466
Loans payable to Brookfield Infrastructure	26	131
Total equity	(361)	(1,424)
Total capital and net debt	$7,223	$6,260
Net debt to capitalization ratio	57%	49%

Disclosure of maturity analysis for financial liabilities	The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2022
US$ MILLIONS
Accounts payable and other liabilities	$586	$2	$1	$—	$589
Non-recourse borrowings	330	178	1,231	2,856	4,595
Financial liabilities	72	—	—	—	72
Exchangeable and class B shares	3,426	—	—	—	3,426
Loans payable to Brookfield Infrastructure	26	—	—	—	26
Interest Expense:
Non-recourse borrowings	133	67	179	333	712

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2021
US$ MILLIONS
Accounts payable and other liabilities	$414	$2	$—	$—	$416
Non-recourse borrowings	—	1,276	271	2,016	3,563
Financial liabilities	995	—	—	—	995
Exchangeable and class B shares	4,466	—	—	—	4,466
Loans payable to Brookfield Infrastructure	131	—	—	—	131
Interest Expense:
Non-recourse borrowings	98	73	195	395	761

Disclosure of sensitivity analysis for interest rate and foreign exchange risk	Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2022
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$4	$(4)
Other comprehensive income to the partnership(1)	—	—

(1)Net income and other comprehensive income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.
The following tables detail our company’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income
	2022		2021		2020
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(8)	$8	$(6)	$6	$(5)	$5
USD/BRL	(23)	23	(15)	15	(12)	12
USD/AUD	(1)	1	—	—	—	—

	Impact on Parent Equity
	2022		2021		2020
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(123)	$123	$(130)	$130	$(150)	$150
USD/BRL	(12)	12	(9)	9	(14)	14
USD/AUD	(43)	43	—	—	—	—

Disclosure of foreign currency exposure
The tables below set out our company’s currency exposure at December 31, 2022, 2021 and 2020:

2022
US$ MILLIONS	GBP	BRL	AUD	Total
Assets:
Current assets	$264	$737	$—	$1,001
Non-current assets	4,821	3,362	428	8,611
	$5,085	$4,099	$428	$9,612
Liabilities:
Current liabilities	$690	$486	$—	$1,176
Non-current liabilities	2,864	3,034	—	5,898
	$3,554	$3,520	$—	$7,074
Non-controlling interest	298	460	—	758
Net investment attributable to Brookfield Infrastructure	$1,233	$119	$428	$1,780

2021
US$ MILLIONS	GBP	BRL	AUD	Total
Assets:
Current assets	$249	$668	$—	$917
Non-current assets	4,961	3,115	—	8,076
	$5,210	$3,783	$—	$8,993
Liabilities:
Current liabilities	$316	$1,278	$—	$1,594
Non-current liabilities	3,285	2,028	—	5,313
	$3,601	$3,306	$—	$6,907
Non-controlling interest	314	389	—	703
Net investment attributable to Brookfield Infrastructure	$1,295	$88	$—	$1,383

2020
US$ MILLIONS	GBP	BRL	AUD	Total
Assets:
Current assets	$181	$405	$—	$586
Non-current assets	5,264	3,494	—	8,758
	$5,445	$3,899	$—	$9,344
Liabilities:
Current liabilities	$333	$203	$—	$536
Non-current liabilities	3,241	2,772	—	6,013
	$3,574	$2,975	$—	$6,549
Non-controlling interest	367	783	—	1,150
Net investment attributable to Brookfield Infrastructure	$1,504	$141	$—	$1,645